Plan Description - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum required distribution age | year	73
EBP Zoetis Savings Plan
EBP, Description of Plan [Line Items]
Automatic enrollment, pre-tax contribution rate	5.00%
Contribution percentage of eligible compensation on pre-tax basis	30.00%
Contribution percentage of eligible compensation on after tax basis	30.00%
Contribution percentage of total eligible compensation	60.00%
Participant compensation matched, percentage	5.00%
Employer contribution, matching percentage	100.00%
Contribution amount	$ 78,423	$ 79,510
Forfeitures used to reduce employer contributions	1,600	1,200
Forfeited nonvested accounts available to reduce future employer contributions	800	$ 600
Minimum amount a participant may borrow	$ 1
Maximum borrowing to total account, percentage	50.00%
Maximum borrowing amount	$ 50
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Basis spread on variable rate	2.00%
Termination repayment term	90 days
Termination penalty tax	10.00%
Involuntary cash-out limit	$ 1
EBP Zoetis Savings Plan | Minimum
EBP, Description of Plan [Line Items]
Notes receivable from participants, interest rate	3.25%	3.25%
EBP Zoetis Savings Plan | Maximum
EBP, Description of Plan [Line Items]
Notes receivable from participants, interest rate	10.50%	10.50%
EBP Zoetis Savings Plan | EBP, Profit-Sharing Contribution
EBP, Description of Plan [Line Items]
Maximum discretionary profit-sharing contribution per participant's eligible compensation, percentage	8.00%
Maximum vesting age | year	55
Contribution amount	$ 37,800	$ 39,900